Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents, and Short-Term Investments [Abstract]
Cash and Cash Equivalents and Short-Term Investments	Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31 (€, in millions)	2022	2023
Deposits with financial institutions, governments and government-related bodies	2,548.1	1,348.7
Investments in money market funds	3,196.7	3,167.4
Bank accounts	1,523.5	2,488.6
Cash and cash equivalents	7,268.3	7,004.7

Deposits with financial institutions, governments and government-related bodies	107.7	5.4
Short-term investments	107.7	5.4